Investment Strategy	May 01, 2026
VanEck Agribusiness ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes. The Agribusiness Index includes equity securities of companies in the agribusiness segment. To be initially eligible for the Agribusiness Index, companies must generate at least 50% of their revenues from agri-chemicals, animal health and fertilizers, seeds and traits, from farm/irrigation equipment and farm machinery, aquaculture and fishing, livestock, cultivation and plantations (including grain, oil palms, sugar cane, tobacco leaves, grapevines, etc.) and trading of agricultural products. Such companies may include small- and medium-capitalization companies and foreign market issuers. As of December 31, 2025, the Agribusiness Index included 47 securities of companies with a market capitalization range of between approximately $759 million and $125.9 billion and a weighted average market capitalization of $29.4 billion. These amounts are subject to change.
The Fund’s 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days’ prior written notice to shareholders.
The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Agribusiness Index by investing in a portfolio of securities that generally replicates the Agribusiness Index. Unlike many investment companies that try to “beat” the performance of a benchmark index, the Fund does not try to “beat” the Agribusiness Index and does not seek temporary defensive positions that are inconsistent with its investment objective of seeking to replicate the Agribusiness Index.
The Fund is classified as a non-diversified fund under the Investment Company Act of 1940, as amended (the “Investment Company Act of 1940”), and, therefore, may invest a greater percentage of its assets in a particular issuer. The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Agribusiness Index concentrates in an industry or group of industries. As of December 31, 2025, each of the consumer staples, health care, industrials and basic materials sectors represented a significant portion of the Fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index.
Strategy Portfolio Concentration [Text]	The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Agribusiness Index concentrates in an industry or group of industries. As of December 31, 2025, each of the consumer staples, health care, industrials and basic materials sectors represented a significant portion of the Fund.
VanEck Copper and Electrification Metals ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund normally invests at least 80% of its total assets in securities of Electrification Metals Companies. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes. The Electrification Metals Index is a global index that tracks the performance of Electrification Metals Companies. “Electrification Metals Companies” are companies involved in the production, refining, processing and recycling of electrification metals. “Electrification metals” are metals, including copper and certain rare earth and strategic metals, used in the applications, products and processes that enable global electrification. Electrification metals are critical to power generation, transmission and distribution, clean energy technologies, and grid infrastructure and technologies. To be initially eligible for the Electrification Metals Index, companies must generate at least 50% of their revenues from electrification metals or have at least 50% of their mineral resources related to electrification metals.
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[1]Prior to February 13, 2026, VanEck Copper and Electrification Metals ETF’s name was “VanEck® Green Metals ETF.” From February 13, 2026 to June 1, 2026, the Fund’s name was “VanEck® Copper and Green Metals ETF.”
The Electrification Metals Index may include small- and medium-capitalization companies, foreign and emerging market issuers and A-shares issued by companies trading via the Shanghai-Hong Kong Stock Connect program and the Shenzhen-Hong Kong Stock Connect program (together, “Stock Connect”). As of December 31, 2025, the Electrification Metals Index included 54 securities of companies with a market capitalization range of between approximately $1.3 billion and $117.5 billion and a weighted average market capitalization of $33.75 billion. These amounts are subject to change. The Electrification Metals Index is published by MarketVector IndexesTM GmbH (the “Index Provider” or “MarketVector”), which is a wholly owned subsidiary of the Adviser. The Electrification Metals Index is reconstituted and rebalanced quarterly. The Fund’s 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days’ prior written notice to shareholders.
The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Electrification Metals Index by investing in a portfolio of securities that generally replicates the Electrification Metals Index. Unlike many investment companies that try to “beat” the performance of a benchmark index, the Fund does not try to “beat” the Electrification Metals Index and does not seek temporary defensive positions that are inconsistent with its investment objective of seeking to track the Electrification Metals Index.
The Fund is classified as a non-diversified fund under the Investment Company Act of 1940, as amended (the “Investment Company Act of 1940”), and therefore, may invest a greater percentage of its assets in a particular issuer. The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Electrification Metals Index concentrates in an industry or group of industries. As of December 31, 2025, each of the metals & mining and copper industries represented a significant portion of the Fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund normally invests at least 80% of its total assets in securities of Electrification Metals Companies. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes.
Strategy Portfolio Concentration [Text]	The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Electrification Metals Index concentrates in an industry or group of industries. As of December 31, 2025, each of the metals & mining and copper industries represented a significant portion of the Fund.
VanEck Gold Miners ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes. Such companies may include small- and medium-capitalization companies and foreign issuers. The Gold Miners Index is a modified capitalization weighted, float-adjusted index comprised of publicly traded companies primarily involved in the gold and silver mining industry. The weight of companies with less than 50% exposure to gold-related activities will not exceed 20% of the Gold Miners Index at rebalance. As of December 31, 2025, the Gold Miners Index included 48 securities of companies with a market capitalization range of between approximately $2.5 billion and $108.96 billion and a weighted average market capitalization of $39.4 billion. These amounts are subject to change. The Fund’s 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days’ prior written notice to shareholders. The Gold Miners Index is published by MarketVector Indexes GmbH (the “Index Provider”), which is a wholly owned subsidiary of the Adviser.
The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Gold Miners Index by investing in a portfolio of securities that generally tracks the Gold Miners Index. Unlike many investment companies that try to “beat” the performance of a benchmark index, the Fund does not try to “beat” the Gold Miners Index and does not seek temporary defensive positions that are inconsistent with its investment objective of seeking to track the Gold Miners Index. The Fund normally invests at least 80% of its total assets in securities that comprise the Gold Miners Index. As of December 31, 2025, approximately 94.62% of the Gold Miners Index was comprised of securities of gold mining companies.
The Fund is classified as a non-diversified fund under the Investment Company Act of 1940, as amended (the “Investment Company Act of 1940”), and, therefore, may invest a greater percentage of its assets in a particular issuer. The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Gold Miners Index concentrates in an industry or group of industries. As of December 31, 2025, the gold mining industry represented a significant portion of the Gold Miners Index.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index.
Strategy Portfolio Concentration [Text]	The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Gold Miners Index concentrates in an industry or group of industries. As of December 31, 2025, the gold mining industry represented a significant portion of the Gold Miners Index.
VanEck Junior Gold Miners ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes. The Fund will normally invest at least 80% of its total assets in companies that are involved in the gold mining industry (the “80% policy”). To be initially eligible for the Junior Gold Miners Index, companies must generate at least 50% of their revenues from gold and/or silver mining, royalties and/or streaming or have at least 50% of their mineral resources related to gold and/or silver.
Pursuant to the Index methodology, junior mining companies are those ranking between the bottom 60% (55% for existing components) and 98% (99% for existing components) in market capitalization of the eligible universe of companies. Such companies may include small- and medium-capitalization companies and foreign issuers. As of December 31, 2025, the Junior
Gold Miners Index included 86 securities of companies with a market capitalization range of between approximately $59.8 million and $21.87 billion and a weighted average market capitalization of $10.1 billion. These amounts are subject to change. The Fund’s 80% policy is non-fundamental and may be changed without shareholder approval upon 60 days’ prior written notice to shareholders.
The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Junior Gold Miners Index by investing in a portfolio of securities that generally replicates the Junior Gold Miners Index. Unlike many investment companies that try to “beat” the performance of a benchmark index, the Fund does not try to “beat” the Junior Gold Miners Index and does not seek temporary defensive positions that are inconsistent with its investment objective of seeking to replicate the Junior Gold Miners Index. As of December 31, 2025, approximately 91.93% of the Junior Gold Miners Index was comprised of securities of gold mining companies.
The Fund is classified as a non-diversified fund under the Investment Company Act of 1940, as amended (the “Investment Company Act of 1940”), and, therefore, may invest a greater percentage of its assets in a particular issuer. The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Junior Gold Miners Index concentrates in an industry or group of industries. As of December 31, 2025, the gold mining industry represented a significant portion of the Fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index.
Strategy Portfolio Concentration [Text]	The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Junior Gold Miners Index concentrates in an industry or group of industries. As of December 31, 2025, the gold mining industry represented a significant portion of the Fund.
VanEck Low Carbon Energy ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund normally invests at least 80% of its total assets in stocks of low carbon energy companies. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes. Such companies may include small- and medium-capitalization companies and foreign issuers. “Low carbon energy companies” refers to companies primarily engaged in renewable energy, including renewable energy production, alternative fuels, electric vehicles, and related technologies and building materials (such as advanced batteries). Renewable energy refers to the generation of power through environmentally friendly sources that can replace or supplement traditional fossil-fuel sources and that may reduce the global carbon footprint. It includes power derived principally from bio-fuels (such as ethanol), wind, solar, hydro, hydrogen, and geothermal sources and also includes lithium-ion batteries, fuel cells, and the various technologies that support the production, use and storage of these sources. As of December 31, 2025, the Low Carbon Energy Index included 59 securities of companies with a market capitalization range of between approximately $1.88 billion and $1.5 trillion and a weighted average market capitalization of $164.3 billion. These amounts are subject to change. The Fund’s 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days’ prior written notice to shareholders.
The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Low Carbon Energy Index by investing in a portfolio of securities that generally replicates the Low Carbon Energy Index. Unlike many investment companies that try to “beat” the performance of a benchmark index, the Fund does not try to “beat” the Low Carbon Energy Index and does not seek temporary defensive positions that are inconsistent with its investment objective of seeking to replicate the Low Carbon Energy Index. The Fund normally invests at least 80% of its total assets in securities that comprise the Low Carbon Energy Index.
The Fund is classified as a non-diversified fund under the Investment Company Act of 1940, as amended (the “Investment Company Act of 1940”), and, therefore, may invest a greater percentage of its assets in a particular issuer. The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Low Carbon Energy Index concentrates in an industry or group of industries. As of December 31, 2025, each of the consumer discretionary, industrials and utilities sectors represented a significant portion of the Fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund normally invests at least 80% of its total assets in stocks of low carbon energy companies.
Strategy Portfolio Concentration [Text]	The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Low Carbon Energy Index concentrates in an industry or group of industries. As of December 31, 2025, each of the consumer discretionary, industrials and utilities sectors represented a significant portion of the Fund.
VanEck Natural Resources ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes. The Natural Resources Index is a global index that tracks the performance of Natural Resources Companies. “Natural Resources Companies” are companies principally engaged in activities related to raw materials and commodities, including metals, energy sources and agricultural products, together “natural resources activities.” To be initially eligible for inclusion in the Natural Resources Index, a company must generate at least 50% of its revenue from natural resources activities or have at least 50% of their mineral resources related to natural resources and must have a market capitalization of greater than $500 million. The Index selects Natural Resources Companies from the following sub-themes: agriculture, energy, renewable energy, industrial metals, precious metals, and forest and paper products. These sub-themes are subject to change at the discretion of MarketVector™ Indexes GmbH (the “Index Provider” or “MarketVector”). The Index is weighted by modified market capitalization and is published by the Index Provider, an indirectly wholly owned subsidiary of the Adviser. The Index is currently reconstituted semi-annually and rebalanced quarterly.
The agriculture sub-theme includes companies principally engaged in agri-chemicals, fertilizers, seeds, traits, farm and irrigation equipment, livestock, and cultivation, among other agriculture-related activities. The energy sub-theme includes companies principally engaged in non-renewable energy sources encompassing upstream, midstream, and downstream operations. The renewable energy sub-theme includes companies principally engaged in energy storage and the operational activities and generation of energy from sustainable energy sources including, but not limited to, solar, wind, hydro, geothermal, and hydrogen. The industrial metals sub-theme includes companies principally engaged in the production of metals including, but not limited to, aluminum, copper, ferrous metals, nickel, and uranium. The precious metals sub-theme includes companies that are principally engaged in the production of gold, silver, palladium, platinum, and/or diamonds. The forest and paper products sub-theme includes companies principally engaged in the production of timber, paper, and paper-based containers as well as those companies servicing the industry.
As of December 31, 2025, the Index included 118 securities of companies with a market capitalization range of between approximately $2.97 billion and $507.5 billion and a weighted average market capitalization of $103.86 billion. These amounts are subject to change. The Fund’s 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days’ prior written notice to shareholders.
The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Natural Resources Index by investing in a portfolio of securities that generally replicates the Natural Resources Index. Unlike many investment companies that try to “beat” the performance of a benchmark index, the Fund does not try to “beat” the Natural Resources Index and does not seek temporary defensive positions that are inconsistent with its investment objective of seeking to track the Natural Resources Index.
The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Natural Resources Index concentrates in an industry or group of industries. As of December 31, 2025, each of the basic materials, energy and utilities sectors represented a significant portion of the Fund. The Fund may invest in foreign securities, some of which may be denominated in foreign currencies. Additionally, the Fund may invest in depositary receipts.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index
Strategy Portfolio Concentration [Text]	The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Natural Resources Index concentrates in an industry or group of industries. As of December 31, 2025, each of the basic materials, energy and utilities sectors represented a significant portion of the Fund.
VanEck Oil Refiners ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes. The Oil Refiners Index includes equity securities and depositary receipts of companies in the global oil refining segment. To be initially eligible for the Oil Refiners Index, companies must generate at least 50% of their revenues from crude oil refining. Products of these companies may include gasoline, diesel, jet fuel, fuel oil, naphtha, and other petrochemicals. Companies which operate in the marketing and distribution of these products may be included in the Oil Refiners Index if refining is performed in company-owned refineries. Such companies may include medium-capitalization companies and foreign and emerging market issuers. As of December 31, 2025, the Oil Refiners Index included 25 securities of companies with a market capitalization range of between approximately $1.77 billion and $236.8 billion and a weighted average market capitalization of $30.1 billion. These amounts are subject to change. The Fund’s 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days’ prior written notice to shareholders.
The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Oil Refiners Index by investing in a portfolio of securities that generally replicates the Oil Refiners Index. Unlike many investment companies that try to “beat” the performance of a benchmark index, the Fund does not try to “beat” the Oil Refiners Index and does not seek temporary defensive positions that are inconsistent with its investment objective of seeking to replicate the Oil Refiners Index.
The Fund is classified as a non-diversified fund under the Investment Company Act of 1940, as amended (the “Investment Company Act of 1940”), and, therefore, may invest a greater percentage of its assets in a particular issuer. The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Oil Refiners Index concentrates in an industry or group of industries. As of December 31, 2025, the energy sector represented a significant portion of the Fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index.
Strategy Portfolio Concentration [Text]	The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Oil Refiners Index concentrates in an industry or group of industries. As of December 31, 2025, the energy sector represented a significant portion of the Fund.
VanEck Oil Services ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes. The Oil Services Index includes common stocks and depositary receipts of U.S. exchange-listed companies in the oil services segment. Such companies may include small- and medium-capitalization companies and foreign companies that are listed on a U.S. exchange. To be initially eligible for inclusion in the Oil Services Index, companies must generate at least 50% of their revenues from oil services to the upstream oil sector, which includes companies engaged primarily in oil equipment, oil services or oil drilling. Of the largest 50 stocks in the oil services sector by full market capitalization, the top 25 by free-float market capitalization (e.g., includes only shares that are readily available for trading in the market) and three month average daily trading volume are included in the Oil Services Index. As of December 31, 2025, the Oil Services Index included 25 securities of companies with a market capitalization range of between approximately $746 million and $57.34 billion and a weighted average market capitalization of $22.8 billion. These amounts are subject to change. The Fund’s 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days’ prior written notice to shareholders.
The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Oil Services Index by investing in a portfolio of securities that generally replicates the Oil Services Index. Unlike many investment companies that try to “beat” the performance of a benchmark index, the Fund does not try to “beat” the Oil Services Index and does not seek temporary defensive positions that are inconsistent with its investment objective of seeking to replicate the Oil Services Index.
The Fund is classified as a non-diversified fund under the Investment Company Act of 1940, as amended (the “Investment Company Act of 1940”), and, therefore, may invest a greater percentage of its assets in a particular issuer. The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Oil Services Index concentrates in an industry or group of industries. As of December 31, 2025, each of the oil and gas drilling sub-industry, and oil and gas equipment and services sub-industry represented a significant portion of the Fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index.
Strategy Portfolio Concentration [Text]	The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Oil Services Index concentrates in an industry or group of industries. As of December 31, 2025, each of the oil and gas drilling sub-industry, and oil and gas equipment and services sub-industry represented a significant portion of the Fund.
VanEck Rare Earth and Strategic Metals ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes. The Rare Earth/Strategic Metals Index includes companies primarily engaged in a variety of activities that are related to the producing, refining and recycling of rare earth and strategic metals and minerals. Such companies may include small- and medium- capitalization companies and foreign and emerging market issuers. To be initially eligible for the Rare Earth/Strategic Metals Index, companies must generate at least 50% of their revenues from rare earth/strategic metals or have at least 50% of their mineral resources related to rare earth/strategic metals. Rare earth/strategic metals are industrial metals that are typically mined as by-products or secondary metals in operations focused on precious metals and base metals. Compared to base metals, they have more specialized uses and are often more difficult to extract. Currently, approximately 44 elements in the periodic table are considered rare earth/strategic metals. Rare earth metals (or rare earth elements), a subset of strategic metals, are a collection of chemical elements that are crucial to many of the world’s most advanced technologies, such as cellular phones, high performance batteries, flat screen televisions, green energy technology, and are expected to be critical to the future of hybrid and electric cars, high-tech military applications and superconductors and fiber-optic communication systems. The Rare Earth/Strategic Metals Index may include A-shares issued by companies trading via the Shanghai-Hong Kong Stock Connect program and the Shenzhen-Hong Kong Stock Connect program (together, “Stock Connect”). As of December 31, 2025, the Rare Earth/Strategic Metals Index included 24 securities of companies with a market capitalization range of between approximately $661 million and $23.89 billion and a weighted average market capitalization of $7.33 billion. These amounts are subject to change. The Fund’s 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days’ prior written notice to shareholders.
The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Rare Earth/Strategic Metals Index by investing in a portfolio of securities that generally replicates the Rare Earth/Strategic Metals Index. Unlike many investment companies that try to “beat” the performance of a benchmark index, the Fund does not try to “beat” the Rare Earth/Strategic Metals Index and does not seek temporary defensive positions that are inconsistent with its investment objective of seeking to replicate the Rare Earth/Strategic Metals Index.
The Fund is classified as a non-diversified fund under the Investment Company Act of 1940, as amended (the “Investment Company Act of 1940”), and, therefore, may invest a greater percentage of its assets in a particular issuer. The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Rare Earth/Strategic Metals Index concentrates in an industry or group of industries. As of December 31, 2025, the basic materials sector represented a significant portion of the Fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index.
Strategy Portfolio Concentration [Text]	The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Rare Earth/Strategic Metals Index concentrates in an industry or group of industries. As of December 31, 2025, the basic materials sector represented a significant portion of the Fund.
VanEck Steel ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes. The Steel Index is a modified market-capitalization weighted, float-adjusted index comprised of publicly traded companies primarily involved in mining and processing of iron ore, the production, processing, fabrication and recycling of steel products, the operation of steel production facilities and related services, and/or recycling of steel products. Such components may include companies of any market capitalization and foreign and emerging market issuers. As of December 31, 2025, the Steel Index included 38 securities of companies with a market capitalization range of between approximately $1.3 billion and $153.31 billion and a weighted average market capitalization of $39.44 billion. These amounts are subject to change. As of December 31, 2025, the Index had significant exposure to companies in the following countries: Australia, Japan, and the United States. The Fund’s 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days’ prior written notice to shareholders. The Steel Index is published by MarketVector Indexes GmbH (the “Index Provider”), which is a wholly owned subsidiary of the Adviser.
The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Steel Index by investing in a portfolio of equity securities that generally tracks the Steel Index. Unlike many investment companies that try to “beat” the performance of a benchmark index, the Fund does not try to “beat” the Steel Index and does not seek temporary defensive positions that are inconsistent with its investment objective of seeking to track the Steel Index.
The Fund is classified as a non-diversified fund under the Investment Company Act of 1940, as amended (the “Investment Company Act of 1940”), and, therefore, may invest a greater percentage of its assets in a particular issuer. The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Steel Index concentrates in an industry or group of industries. As of December 31, 2025, the basic materials sector represented a significant portion of the Steel Index.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index.
Strategy Portfolio Concentration [Text]	The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Steel Index concentrates in an industry or group of industries. As of December 31, 2025, the basic materials sector represented a significant portion of the Steel Index.
VanEck® Uranium and Nuclear ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes. The Nuclear Energy Index includes equity securities and depositary receipts issued by companies involved in uranium and nuclear energy. To be initially eligible for the Nuclear Energy Index, companies must (a) generate at least 50% of their revenues from (i) uranium mining; (ii) the construction, engineering and maintenance of nuclear power facilities and nuclear reactors; (iii) the production of electricity from nuclear sources; or (iv) equipment and technology or services to the nuclear power industry or (b) have at least 50% of their mineral resources related to uranium. Such companies may include medium-capitalization companies and foreign issuers. As of December 31, 2025, the Nuclear Energy Index included 25 securities of companies with a market capitalization range of between approximately $464 million and $110.4 billion and a weighted average market capitalization of $22.1 billion. These amounts are subject to change. The Fund’s 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days’ prior written notice to shareholders.
The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Nuclear Energy Index by investing in a portfolio of securities that generally replicates the Nuclear Energy Index. Unlike many investment companies that try to “beat” the performance of a benchmark index, the Fund does not try to “beat” the Nuclear Energy Index and does not seek temporary defensive positions that are inconsistent with its investment objective of seeking to replicate the Nuclear Energy Index.
The Fund is classified as a non-diversified fund under the Investment Company Act of 1940, as amended (the “Investment Company Act of 1940”), and, therefore, may invest a greater percentage of its assets in a particular issuer. The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Nuclear Energy Index concentrates in an industry or group of industries. As of December 31, 2025, the energy, industrials and utilities sectors represented a significant portion of the Fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index.
Strategy Portfolio Concentration [Text]	The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Nuclear Energy Index concentrates in an industry or group of industries. As of December 31, 2025, the energy, industrials and utilities sectors represented a significant portion of the Fund.
VanEck Africa Index ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes. The Africa Index includes securities of African companies. African companies generally include local listings of companies that are incorporated in Africa and listings of companies incorporated outside of Africa but that have at least 50% of their revenues/related assets in Africa. Such companies may include small- and medium-capitalization companies. Subject to country and issuer limitations, the country weightings in the Africa Index are based on their relative gross domestic product (“GDP”) weights as compared to all other countries represented in the Africa Index. As of December 31, 2025, the Africa Index included 65 securities of companies with a market capitalization range of between approximately $1.01 billion and $76.07 billion and a weighted average market capitalization of $18.90 billion. These amounts are subject to change. The Fund’s 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days’ prior written notice to shareholders.
The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Africa Index by investing in a portfolio of securities that generally replicates the Africa Index. Unlike many investment companies that try to “beat” the performance of a benchmark index, the Fund does not try to “beat” the Africa Index and does not seek temporary defensive positions that are inconsistent with its investment objective of seeking to replicate the Africa Index.
The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Africa Index concentrates in an industry or group of industries. As of December 31, 2025, each of the financials, basic materials and communication services sectors represented a significant portion of the Fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index.
Strategy Portfolio Concentration [Text]	The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Africa Index concentrates in an industry or group of industries. As of December 31, 2025, each of the financials, basic materials and communication services sectors represented a significant portion of the Fund.
VanEck Brazil Small-Cap ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes. The Brazil Small-Cap Index includes securities of Brazilian small-capitalization companies. A company is generally considered to be a Brazilian company if it is incorporated in Brazil or is incorporated outside of Brazil but has at least 50% of its revenues/related assets in Brazil. A Brazilian company is generally considered to be small-capitalization if it ranks towards the bottom range in market capitalization of the eligible universe of companies. As of December 31, 2025, the Brazil Small-Cap Index included 87 securities of companies with a market capitalization range of between approximately $0.20 billion and $3.05 billion and a weighted average market capitalization of $1.23 billion. These amounts are subject to change. The Fund’s 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days’ prior written notice to shareholders.
The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Brazil Small-Cap Index by investing in a portfolio of securities that generally replicates the Brazil Small-Cap Index. Unlike many investment companies that try to “beat” the performance of a benchmark index, the Fund does not try to “beat” the Brazil Small-Cap Index and does not seek temporary defensive positions that are inconsistent with its investment objective of seeking to replicate the Brazil Small-Cap Index.
The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Brazil Small-Cap Index concentrates in an industry or group of industries. As of December 31, 2025, each of the consumer discretionary, industrials, basic materials and utilities sectors represented a significant portion of the Fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index.
Strategy Portfolio Concentration [Text]	The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Brazil Small-Cap Index concentrates in an industry or group of industries. As of December 31, 2025, each of the consumer discretionary, industrials, basic materials and utilities sectors represented a significant portion of the Fund.
VanEck Digital India ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes. The Digital India Index consists of equity securities of companies involved in supporting the digitalization of the Indian economy. To be initially eligible for the Digital India Index, companies must (i) be domiciled, headquartered, or incorporated in India (“Indian companies”) and be listed on an eligible stock exchange (as determined by Market Vector (as defined below)), (ii) generate at least 50% of their revenues from within India, and (iii) generate at least 50% of their revenues from one or more of the following categories: software, hardware, information technology services and consulting, communications equipment and infrastructure, telecommunication services, internet applications, e-commerce sites including financial services and electronic payment processing. In addition, Indian companies that are ranked within the top 10 telecommunication services companies by annual revenue are also eligible for inclusion in the Digital India Index because such companies are involved with and/or support the digitization of the Indian economy.
Such companies may include small-, medium-, and large-capitalization companies and foreign market issuers, including emerging market issuers. As of December 31, 2025, the Digital India Index included 49 securities of companies with a market capitalization range of between approximately $0.89 billion and $236.82 billion and a weighted average market capitalization of $54.77 billion. These amounts are subject to change. The Digital India Index is published by MV Index Solutions GmbH (the “Index provider” or “MarketVector”), which is a wholly owned subsidiary of the Adviser. The Digital India Index is reconstituted and rebalanced quarterly. The Fund’s 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days’ prior written notice to shareholders.
The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Digital India Index by investing in a portfolio of securities that generally replicates the Digital India Index. Unlike many investment companies that try to “beat” the performance of a benchmark index, the Fund does not try to “beat” the Digital India Index and does not seek temporary defensive positions that are inconsistent with its investment objective of seeking to track the Digital India Index.
The Fund is classified as a non-diversified fund under the Investment Company Act of 1940, as amended (the “Investment Company Act of 1940”), and, therefore, may invest a greater percentage of its assets in a particular issuer. The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Digital India Index concentrates in an industry or group of industries. As of December 31, 2025, each of the information technology, communication services, financials and consumer discretionary sectors represented a significant portion of the Fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index.
Strategy Portfolio Concentration [Text]	The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Digital India Index concentrates in an industry or group of industries. As of December 31, 2025, each of the information technology, communication services, financials and consumer discretionary sectors represented a significant portion of the Fund.
VanEck India Growth Leaders ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund currently intends to achieve its investment objective by investing substantially all of its assets in the Subsidiary, a wholly-owned subsidiary located in the Republic of Mauritius (“Mauritius”). The Subsidiary in turn will normally invest at least 80% of its total assets in securities that comprise the Fund’s benchmark index, and depositary receipts based on the securities in the Fund’s benchmark index. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes.
The India Index is comprised of equity securities which are generally considered by MarketGrader.com Corp. (the “Index provider”) to exhibit favorable fundamental characteristics according to the Index provider’s proprietary scoring methodology. For each company eligible for the India Index, the Index provider creates a numerical score based on indicators measuring four fundamental characteristics, derived from public company filings and stock prices. The four fundamental characteristics are growth, value, profitability and cash flow. The resulting score is a weighted average of these indicators. To be initially eligible for inclusion in the India Index, companies must be domiciled in India and listed on an eligible stock exchange, as determined by the Index provider. From this universe of companies, the top-ranked names according to the Index provider’s proprietary score are included, and then weighted according to their free-float market capitalization.
As of December 31, 2025, the India Index included 80 securities of companies with a market capitalization range of between approximately $0.28 billion and $142.7 billion and a weighted average market capitalization of $38.7 billion. These amounts are subject to change. The Fund’s 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days’ prior written notice to shareholders.
The Adviser serves as investment adviser to both the Fund and the Subsidiary. Except where otherwise indicated, the term “Fund,” as used throughout this Summary Section, refers to the Fund and/or the Subsidiary, as applicable.
The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the India Index by investing in a portfolio of securities that generally replicates the India Index. Unlike many investment companies that try to “beat” the performance of a benchmark index, the Fund does not try to “beat” the India Index and does not seek temporary defensive positions that are inconsistent with its investment objective of seeking to replicate the India Index.
The Fund may become “non-diversified” as defined under the Investment Company Act of 1940, as amended (the “Investment Company Act of 1940”), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the India Index. This means that the Fund may invest a greater percentage of its assets in a limited number of issuers than would be the case if the Fund were always managed as a diversified management investment company. The Fund intends to be diversified in approximately the same proportion as the India Index. Shareholder approval will not be sought when the Fund crosses from diversified to non-diversified status due solely to a change in the relative market capitalization or index weighting of one or more constituents of the India Index.
The Fund may concentrate its investments in a particular industry or group of industries to the extent that the India Index concentrates in an industry or group of industries. As of December 31, 2025, each of the information technology, financials and industrials sectors represented a significant portion of the Fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Subsidiary in turn will normally invest at least 80% of its total assets in securities that comprise the Fund’s benchmark index, and depositary receipts based on the securities in the Fund’s benchmark index. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes.
Strategy Portfolio Concentration [Text]	The Fund may concentrate its investments in a particular industry or group of industries to the extent that the India Index concentrates in an industry or group of industries. As of December 31, 2025, each of the information technology, financials and industrials sectors represented a significant portion of the Fund.
VanEck Indonesia Index ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes. The Indonesia Index includes securities of Indonesian companies. A company is generally considered to be an Indonesian company if it is incorporated in Indonesia or is incorporated outside of Indonesia but has at least 50% of its revenues/related assets in Indonesia. Such companies may include small- and medium-capitalization companies. As of December 31, 2025, the Indonesia Index included 58 securities of companies with a market capitalization range of between approximately $0.92 billion and $77.82 billion and a weighted average market capitalization of $24.06 billion. These amounts are subject to change. The Fund’s 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days’ prior written notice to shareholders.
The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Indonesia Index by investing in a portfolio of securities that generally replicates the Indonesia Index. Unlike many investment companies that try to “beat” the performance of a benchmark index, the Fund does not try to “beat” the Indonesia Index and does not seek temporary defensive positions that are inconsistent with its investment objective of seeking to replicate the Indonesia Index.
The Fund is classified as a non-diversified fund under the Investment Company Act of 1940, as amended (the “Investment Company Act of 1940”), and, therefore, may invest a greater percentage of its assets in a particular issuer. The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Indonesia Index concentrates in an industry or group of industries. As of December 31, 2025, each of the financials, basic materials and energy sectors represented a significant portion of the Fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index.
Strategy Portfolio Concentration [Text]	The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Indonesia Index concentrates in an industry or group of industries. As of December 31, 2025, each of the financials, basic materials and energy sectors represented a significant portion of the Fund.
VanEck Israel ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes. The Israel Index is comprised of equity securities, which may include depositary receipts, of publicly traded companies that are generally considered by MV Index Solutions GmbH (“MVIS” or the “Index provider”) to be Israeli companies. The Index provider considers a range of factors such as domicile, country of company formation/founding, primary location of management, operations and/or research and development facilities, tax status, location of revenues and employees, among others, when determining whether a company will be included in the Israel Index. The Israel Index generally only includes the largest and most liquid companies as well as medium-capitalization and small-capitalization companies that display sufficient liquidity for global investors, as determined by the Index provider. The Fund may also utilize depositary receipts to seek performance that corresponds to the Fund’s benchmark index. Investments in depositary receipts of Israeli companies whose securities are represented in the Israel Index will count towards satisfaction of the Fund’s 80% investment policy. As of December 31, 2025, the Israel Index included 80 securities of companies with a market capitalization range of between approximately $0.65 billion and $35.79 billion and a weighted average market capitalization of $16.42 billion. These amounts are subject to change. The Fund’s 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days’ prior written notice to shareholders.
The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Israel Index by investing in a portfolio of securities that generally replicates the Israel Index. Unlike many investment companies that try to “beat” the performance of a benchmark index, the Fund does not try to “beat” the Israel Index and does not seek temporary defensive positions that are inconsistent with its investment objective of seeking to replicate the Israel Index.
The Fund is classified as a non-diversified fund under the Investment Company Act of 1940, as amended (the “Investment Company Act of 1940”), and, therefore, may invest a greater percentage of its assets in a particular issuer. The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Israel Index concentrates in an industry or group of industries. As of December 31, 2025, each of the information technology, financials and health care sectors represented a significant portion of the Fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index.
Strategy Portfolio Concentration [Text]	The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Israel Index concentrates in an industry or group of industries. As of December 31, 2025, each of the information technology, financials and health care sectors represented a significant portion of the Fund.
VanEck Vietnam ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes. The Vietnam Index consists of securities of Vietnamese companies. A company is generally considered to be a Vietnamese company if it is incorporated in Vietnam. Such companies may include small- and medium-capitalization companies. As of December 31, 2025, the Vietnam Index included 52 securities of companies with a market capitalization range of between approximately $0.37 billion and $50.05 billion and a weighted average market capitalization of $9.32 billion. The Fund’s 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days’ prior written notice to shareholders.
The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Vietnam Index by investing in a portfolio of securities that generally replicates the Vietnam Index. Unlike many investment companies that try to “beat” the performance of a benchmark index, the Fund does not try to “beat” the Vietnam Index and does not seek temporary defensive positions that are inconsistent with its investment objective of seeking to replicate the Vietnam Index.
The Fund is classified as a non-diversified fund under the Investment Company Act of 1940, as amended (the “Investment Company Act of 1940”), and, therefore, may invest a greater percentage of its assets in a particular issuer. The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Vietnam Index concentrates in an industry or group of industries. As of December 31, 2025, each of the real estate, financials, consumer staples and industrials sectors represented a significant portion of the Vietnam Index.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index.
Strategy Portfolio Concentration [Text]	The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Vietnam Index concentrates in an industry or group of industries. As of December 31, 2025, each of the real estate, financials, consumer staples and industrials sectors represented a significant portion of the Vietnam Index.
VanEck BDC Income ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index and/or in investments or instruments that have investment exposure to securities that comprise its benchmark index. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes. The BDC Index is comprised of BDCs. To be eligible for the BDC Index and qualify as a BDC, a company must be organized under the laws of, and have its principal place of business in, the United States, be registered with the Securities and Exchange Commission and have elected to be regulated as a BDC under the Investment Company Act of 1940, as amended (the “Investment Company Act of 1940”). BDCs are vehicles whose principal business is to invest in, lend capital to or provide services to privately-held U.S. companies or thinly traded U.S. public companies. Small- and medium-capitalization BDCs are eligible for inclusion in the BDC
Index. The BDC Index is reconstituted and rebalanced quarterly. As of December 31, 2025, the BDC Index included 28 securities of companies with a market capitalization range of between approximately $464 million to $14.5 billion and a weighted average market capitalization of $5.99 billion. This 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days’ prior written notice to shareholders.
The Fund seeks to achieve its investment objective by primarily investing in securities issued by BDCs and in swaps and other types of derivative instruments that have investment exposure to BDCs, including swaps on the benchmark index and/or swaps on the components that comprise the benchmark index. The notional values of these swaps and other derivative instruments will count towards the Fund’s 80% investment policy and cash and cash equivalents related to the swaps and other derivative instruments will not be counted towards the calculation of total assets. Floating-rate securities owned by BDCs in which the Fund invests may pay interest based on the Secured Overnight Financing Rate (“SOFR”). The Fund may also invest in exchange-traded notes.
The Investment Company Act of 1940 places limits on the percentage of the total outstanding stock of a BDC that may be owned by the Fund; however, a Securities and Exchange Commission rule applicable to the Fund permits it to invest in BDCs in excess of this limitation if certain conditions are met.
The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the BDC Index by investing in a portfolio of securities that generally replicates the BDC Index. Unlike many investment companies that try to “beat” the performance of a benchmark index, the Fund does not try to “beat” the BDC Index and does not take temporary defensive positions that are inconsistent with its investment objective of seeking to replicate the BDC Index.
The Fund will concentrate its investments in a particular industry or group of industries to the extent that the BDC Index concentrates in an industry or group of industries. As of December 31, 2025, the financials sector represented a significant portion of the Fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index and/or in investments or instruments that have investment exposure to securities that comprise its benchmark index.
Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments in a particular industry or group of industries to the extent that the BDC Index concentrates in an industry or group of industries. As of December 31, 2025, the financials sector represented a significant portion of the Fund.
VanEck International High Yield Bond ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes. The International High Yield Index is comprised of below investment grade bonds issued by corporations located throughout the world (which may include emerging market countries) excluding the United States, denominated in euros, U.S. dollars, Canadian dollars or pound sterling and issued in the major domestic or eurobond markets. Qualifying securities must have a below investment grade rating. As of December 31, 2025, the International High Yield Index included 1,523 below investment grade securities of 759 issuers and approximately 42% of the International High Yield Index was comprised of Rule 144A securities. The Fund’s 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days’ prior written notice to shareholders.

The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the International High Yield Index. Unlike many investment companies that try to “beat” the performance of a benchmark index, the Fund does not try to “beat” the International High Yield Index and does not take temporary defensive positions that are inconsistent with its investment objective of seeking to replicate the International High Yield Index. Because of the practical difficulties and expense of purchasing all of the securities in the International High Yield Index, the Fund does not purchase all of the securities in the International High Yield Index. Instead, the Adviser utilizes a “sampling” methodology in seeking to achieve the Fund’s objective. As such, the Fund may purchase a subset of the bonds in the International High Yield Index in an effort to hold a portfolio of bonds with generally the same risk and return characteristics of the International High Yield Index.
The Fund may concentrate its investments in a particular industry or group of industries to the extent that the International High Yield Index concentrates in an industry or group of industries. As of December 31, 2025, each of the financials, industrials, information technology and energy sectors represented a significant portion of the Fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index.
Strategy Portfolio Concentration [Text]	The Fund may concentrate its investments in a particular industry or group of industries to the extent that the International High Yield Index concentrates in an industry or group of industries. As of December 31, 2025, each of the financials, industrials, information technology and energy sectors represented a significant portion of the Fund.
VanEck J.P. Morgan EM Local Currency Bond ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes. The Emerging Markets Global Core Index is comprised of bonds issued by emerging market governments and denominated in the local currency of the issuer. As of December 31, 2025, the Emerging Markets Global Core Index included 433 bonds of 19 sovereign issuers. This 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days’ prior written notice to shareholders.
The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Emerging Markets Global Core Index. Unlike many investment companies that try to “beat” the performance of a benchmark index, the Fund does not try to “beat” the Emerging Markets Global Core Index and does not take temporary defensive positions that are inconsistent with its investment objective of seeking to replicate the Emerging Markets Global Core Index. Because of the practical difficulties and expense of purchasing all of the securities in the Emerging Markets Global Core Index, the Fund does not purchase all of the securities in the Emerging Markets Global Core Index. Instead, the Adviser utilizes a “sampling” methodology in seeking to achieve the Fund’s objective. As such, the Fund may purchase a subset of the bonds in the Emerging Markets Global Core Index in an effort to hold a portfolio of bonds with generally the same risk and return characteristics of the Emerging Markets Global Core Index.
The Fund is classified as a non-diversified fund and, therefore, may invest a greater percentage of its assets in a particular issuer. The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Emerging Markets Global Core Index concentrates in an industry or group of industries. As of December 31, 2025, the government sector represented a significant portion of the Fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index.
Strategy Portfolio Concentration [Text]	The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Emerging Markets Global Core Index concentrates in an industry or group of industries. As of December 31, 2025, the government sector represented a significant portion of the Fund.
VanEck Mortgage REIT Income ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes. The Mortgage REIT Index is comprised of publicly traded U.S. real estate investment trusts (“REITs”) that derive at least 50% of their revenues from (or, where applicable, have at least 50% of their assets related to) mortgage-related activity.
A mortgage REIT makes loans to developers and owners of properties and invests primarily in mortgages and similar real estate interests, and includes companies or trusts that are primarily engaged in the purchasing or servicing of commercial or residential mortgage loans or mortgage-related securities. The Mortgage REITs Index may include small-, medium- and large-capitalization companies. As of December 31, 2025, the Mortgage REITs Index included 25 securities of companies with a market capitalization range of between approximately $263 million and $15.3 billion and a weighted average market capitalization of $5.9 billion. The Fund’s 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days’ prior written notice to shareholders.
The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Mortgage REITs Index by investing in a portfolio of securities that generally replicates the Mortgage REITs Index. Unlike many investment companies that try to “beat” the performance of a benchmark index, the Fund does not try to “beat” the Mortgage REITs Index and does not take temporary defensive positions that are inconsistent with its investment objective of seeking to replicate the Mortgage REITs Index.
The Fund is classified as a non-diversified fund and, therefore, may invest a greater percentage of its assets in a particular issuer. The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Mortgage REITs Index concentrates in an industry or group of industries. As of December 31, 2025, the financials sector represented a significant portion of the Fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index.
Strategy Portfolio Concentration [Text]	The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Mortgage REITs Index concentrates in an industry or group of industries. As of December 31, 2025, the financials sector represented a significant portion of the Fund.
VanEck Office and Commercial REIT ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund normally invests at least 80% of its total assets in Office and Commercial Real Estate Companies, as defined below. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes. The Office and Commercial REITs Index is comprised of equity securities of Office and Commercial Real Estate Companies and is intended to give investors a means of tracking the overall performance of U.S exchange-listed real estate investment trusts ("REITs") involved in the office and commercial real estate markets. "Office and Commercial Real Estate Companies" are U.S. exchange-listed REITs that are primarily engaged in the office, industrial and/or retail real estate segments. Pursuant to the Index methodology, REITs that derive at least 50% of their revenue from the office segment are considered office REITs and those that generate at least 50% of their revenue from the industrial and retail segment  are considered commercial REITs. The Office and Commercial REITs Index is published by MarketVector Indexes GmbH (the "Index provider"), a wholly owned subsidiary of the Adviser.
The Office and Commercial REITs Index is a rules based, modified capitalization weighted, float adjusted index. To be initially eligible for the Office and Commercial REITs Index, a REIT must (i) derive at least 50% of its revenues from the office (excluding medical and life sciences offices), industrial and/or retail real estate segments and (ii) have a market capitalization of at least
$500 million as of the end of the month prior to the month in which a rebalancing date occurs. As of December 31, 2025, the Office and Commercial REITs Index included 24 securities of companies with a market capitalization range of between approximately $382 million and $118.2 billion and a weighted average market capitalization of $14.16 billion. These amounts are subject to change. The Fund's 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days' prior written notice to shareholders. The Index provider reconstitutes the Index on a semi-annual basis and rebalances the Office and Commercial REITs Index quarterly.
The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Office and Commercial REITs Index by investing in a portfolio of securities that generally replicates the Office and Commercial REITs Index. Unlike many investment companies that try to “beat” the performance of a benchmark index, the Fund does not try to “beat” the Office and Commercial REITs Index and does not seek temporary defensive positions that are inconsistent with its investment objective of seeking to track the Office and Commercial REITs Index.
The Fund is classified as a non-diversified fund under the Investment Company Act of 1940, and, therefore, may invest a greater percentage of its assets in a particular issuer. The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Index concentrates in an industry or group of industries. As of December 31, 2025, the real estate sector represented a significant portion of the Fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund normally invests at least 80% of its total assets in Office and Commercial Real Estate Companies, as defined below. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes.
VanEck Preferred Securities ex Financials ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes. The Preferred Securities Index is comprised of U.S. exchange-listed hybrid debt, preferred stock and convertible preferred stock issued by non-financial corporations (collectively, "Preferred Securities"). Hybrid debt securities are securities that have characteristics of both equity securities and debt securities. Hybrid securities usually pay interest or dividends and, in the event of an issuer's bankruptcy or default, holders of hybrid securities typically have claims that are senior to holders of the issuer's equity securities but subordinate to holders of the issuer's debt securities.
Preferred Securities generally pay fixed or variable rate distributions to preferred shareholders and such shareholders have preference over common shareholders in the payment of distributions and in the event of a liquidation of the issuer’s assets, but are junior to most other forms of debt, including senior and subordinated debt. Preferred Securities may be subject to redemption or call provisions and may include those issued by small- and medium-capitalization companies. As of December 31, 2025, the Preferred Securities Index included 112 U.S.-listed securities of 55 issuers. The Fund’s 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days’ prior written notice to shareholders. The Preferred Securities Index is reconstituted and rebalanced monthly.
The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Preferred Securities Index by investing in a portfolio of securities that generally replicates the Preferred Securities Index. Unlike many investment companies that try to “beat” the performance of a benchmark index, the Fund does not try to “beat” the Preferred Securities Index and does not seek temporary defensive positions that are inconsistent with its investment objective of seeking to replicate the Preferred Securities Index.
The Fund is classified as a non-diversified fund under the Investment Company Act of 1940 Act and, therefore, may invest a greater percentage of its assets in a particular issuer. The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Preferred Securities Index concentrates in an industry or group of industries. As of December 31, 2025, each of the utilities, real estate, communication services and industrials sectors represented a significant portion of the Fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index.
Strategy Portfolio Concentration [Text]	The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Preferred Securities Index concentrates in an industry or group of industries. As of December 31, 2025, each of the utilities, real estate, communication services and industrials sectors represented a significant portion of the Fund.
VanEck Russia ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund formerly sought to replicate as closely as possible, before fees and expenses, the price and yield performance of the Russia Index. The Russia Index was discontinued by MarketVector Indexes GmbH (the “Former Index Provider”) on July 31, 2023. The Fund is currently prevented by Russian law and U.S. economic sanctions from selling its portfolio securities and from repatriating the proceeds of any such sale in U.S. dollars. On September 29, 2022, the Board of Trustees of the Trust unanimously voted to approve a Plan of Liquidation and Termination of the Fund, contingent on receiving any necessary relief from the Securities and Exchange Commission. On December 28, 2022, the Securities and Exchange Commission granted exemptive relief to the Fund permitting the Fund to suspend the right of redemption with respect to shares of the Fund and, if necessary, postpone the date of payment of redemption proceeds with respect to redemption orders received on or after December 23, 2022 but not yet paid as of December 28, 2022 until the Fund completes the liquidation of its portfolio and distributes all its assets to remaining shareholders.
On January 12, 2023, an initial distribution was sent to shareholders. The Fund is currently operating pursuant to a plan of liquidation filed with the Securities and Exchange Commission, which provides that, pending liquidating distributions, the Fund will invest proceeds of cash dispositions of portfolio securities solely in U.S. government securities, money market funds that are registered under the Investment Company Act of 1940, as amended (the “Investment Company Act of 1940”), and comply with the requirements of Rule 2a-7 under the Investment Company Act of 1940, cash equivalents, securities eligible for purchase by a registered money market fund meeting the requirements of Rule 2a-7 under the Investment Company Act of 1940 with legal maturities not in excess of 90 days and, if determined to be necessary to protect the value of a portfolio position in a rights offering or other dilutive transaction, additional securities of the affected issuer.
Furthermore, because the Fund has been delisted by Cboe BZX Exchange, Inc. in connection with the liquidation of the Fund, the Fund is no longer an exchange-traded fund and we do not anticipate that there will be a trading market for your shares. Upon payment of the final liquidating distribution, the Fund will be terminated.
Due to regulatory restrictions imposed by the Office of Foreign Assets Control ("OFAC") upon the Fund and certain of its service providers and operational counterparties, the Fund's ability to process financial transactions and make payments, including distributions to shareholders, has been completely restricted. Such restrictions may exist for a prolonged period of time. During this period, the Fund may not be able to meet its obligations and certain regulatory requirements, which will have a negative impact on the Fund and its shareholders.
The Fund is classified as a non-diversified fund under the Investment Company Act of 1940, and, therefore, may invest a greater percentage of its assets in a particular issuer. The Fund’s stated concentration policy is that the Fund may concentrate its investments in a particular industry or group of industries to the extent that the Russia Index concentrates in an industry or group of industries. However, due to the discontinuation of the Russia Index and ongoing restrictions relating to Russian securities, the Fund will be unable to follow its industry concentration policy.
Please consult the Fund’s website for future updates about the Fund and the status of its liquidation. If you have any questions, please call VanEck at 800.826.2333.

Strategy Portfolio Concentration [Text]	The Fund’s stated concentration policy is that the Fund may concentrate its investments in a particular industry or group of industries to the extent that the Russia Index concentrates in an industry or group of industries. However, due to the discontinuation of the Russia Index and ongoing restrictions relating to Russian securities, the Fund will be unable to follow its industry concentration policy.
VanEck Russia Small-Cap ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund formerly sought to replicate as closely as possible, before fees and expenses, the price and yield performance of the Russia Small-Cap Index. MarketVector Indexes GmbH (the “Former Index Provider”) has discontinued the Russia Small-Cap Index on July 31, 2023. The Fund is currently prevented by Russian law and U.S. economic sanctions from selling its portfolio securities and from repatriating the proceeds of any such sale in U.S. dollars. On September 29, 2022, the Board of Trustees of the Trust unanimously voted to approve a Plan of Liquidation and Termination of the Fund, contingent on receiving any necessary relief from the Securities and Exchange Commission. On December 28, 2022, the Securities and Exchange Commission granted exemptive relief to the Fund permitting the Fund to suspend the right of redemption with respect to shares of the Fund and, if necessary, postpone the date of payment of redemption proceeds with respect to redemption orders received on or after December 23, 2022 but not yet paid as of December 28, 2022 until the Fund completes the liquidation of its portfolio and distributes all its assets to remaining shareholders.
On January 12, 2023, an initial distribution was sent to shareholders. The Fund is currently operating pursuant to a plan of liquidation filed with the Securities and Exchange Commission, which provides that, pending liquidating distributions, the Fund will invest proceeds of cash dispositions of portfolio securities solely in U.S. government securities, money market funds that are registered under the Investment Company Act of 1940, as amended (the “Investment Company Act of 1940”), and comply with the requirements of Rule 2a-7 under the Investment Company Act of 1940, cash equivalents, securities eligible for purchase by a registered money market fund meeting the requirements of Rule 2a-7 under the Investment Company Act of 1940 with legal maturities not in excess of 90 days and, if determined to be necessary to protect the value of a portfolio position in a rights offering or other dilutive transaction, additional securities of the affected issuer.
Furthermore, because the Fund has been delisted by Cboe BZX Exchange, Inc. in connection with the liquidation of the Fund, the Fund is no longer an exchange-traded fund and we do not anticipate that there will be a trading market for your shares. Upon payment of the final liquidating distribution, the Fund will be terminated.
The Fund is classified as a non-diversified fund under the Investment Company Act of 1940, and, therefore, may invest a greater percentage of its assets in a particular issuer. The Fund’s stated concentration policy is that the Fund may concentrate its investments in a particular industry or group of industries to the extent that the Russia Small-Cap Index concentrates in an industry or group of industries. However, due to the discontinuation of the Russia Small-Cap Index and ongoing restrictions relating to Russian securities, the Fund will be unable to follow its industry concentration policy.
Please consult the Fund’s website for future updates about the Fund and the status of its liquidation. If you have any questions, please call VanEck at 800.826.2333.

Strategy Portfolio Concentration [Text]	The Fund’s stated concentration policy is that the Fund may concentrate its investments in a particular industry or group of industries to the extent that the Russia Small-Cap Index concentrates in an industry or group of industries. However, due to the discontinuation of the Russia Small-Cap Index and ongoing restrictions relating to Russian securities, the Fund will be unable to follow its industry concentration policy.
VanEck AA-BB CLO ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that normally invests at least 80% of its total assets in collateralized loan obligations (“CLOs”) of any maturity that are rated between and inclusive of AA+ and BB- (or equivalent rating issued by a nationally recognized statistical rating organization (“NRSRO”)) at the time of purchase, or if unrated, determined to be of comparable credit quality by the Adviser and/or PineBridge Investments LLC, the Fund’s sub-adviser (the “Sub-Adviser”). For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes.
The Fund will not invest in any CLO equity security. The Fund will not invest more than 10% of its net assets in CLOs rated below BB- at the time of purchase, or if unrated, determined to be of comparable credit quality by the Adviser and/or Sub-Adviser. The Fund will not invest more than 10% of its net assets in CLOs with a rating above AA+ at the time of purchase, or if unrated, determined to be of comparable credit quality by the Adviser and/or Sub-Adviser. The Fund’s 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days’ prior written notice to shareholders. This percentage limitation applies at the time of the investment.
For purposes of the Fund’s investment policies, CLOs are trusts that are typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans, and including “covenant lite” loans, which have few or no financial maintenance covenants. CLOs may also hold debt securities rated below investment grade. The Fund is actively managed and does not seek to track the performance of any particular index.
The Fund intends to invest primarily in CLO securities that are U.S. dollar denominated. However, the Fund may from time to time invest up to 30% of its net assets in CLO securities that are denominated in foreign currencies. To the extent the Fund invests in non-U.S. dollar denominated securities, it may seek to hedge its exposure to foreign currency to U.S. dollars, as described more fully below.
The Fund may purchase CLO securities both in the primary (e.g., purchased directly from the issuer) and secondary markets. The Sub-Adviser uses a bottom-up analysis to select CLO investments which considers several factors, including an assessment of the CLO manager, the CLO’s underlying collateral, performance under various stress scenarios and an analysis of the CLO’s documentation and structural terms. The Fund’s portfolio is constructed using this bottom-up security-level analysis, combined with a top-down overlay which incorporates the Sub-Adviser’s credit views as well as risk factor positioning.
The Fund may invest in derivatives in order to seek to mitigate risks associated with the Fund’s existing portfolio of CLOs. Derivatives are instruments that have a value derived from, or directly linked to, an underlying asset, such as fixed-income securities, interest rates, currencies, or market indices. The Fund currently expects that its use of derivatives will be limited to currency forward contracts or futures contracts to hedge certain foreign currency exposure. Forward contracts involve the purchase or sale of a specific quantity of a commodity, government security, foreign currency, or other asset at a specified price, with delivery and settlement at a specified future date. Forward contracts may be used by the Fund for hedging purposes to protect against uncertainty in the level of future foreign currency exchange rates, such as when the Fund anticipates purchasing or selling a foreign security. For example, this technique would allow the Fund to “lock in” the U.S. dollar price of the security. Forward contracts may also be used to attempt to protect the value of the Fund’s existing holdings of foreign securities.
The Fund may invest up to 10% of its net assets in affiliated or non-affiliated ETFs. The Fund may invest a portion of its assets in cash or other short-term instruments, such as money market instruments or money market funds, while deploying new capital, for liquidity management purposes, managing redemptions, or for defensive purposes, including navigating unusual market conditions.
The Fund is classified as a non-diversified fund under the Investment Company Act of 1940, as amended (the “Investment Company Act of 1940”), and, therefore, may invest a greater percentage of its assets in a particular issuer.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund is an actively managed exchange-traded fund (“ETF”) that normally invests at least 80% of its total assets in collateralized loan obligations (“CLOs”) of any maturity that are rated between and inclusive of AA+ and BB- (or equivalent rating issued by a nationally recognized statistical rating organization (“NRSRO”)) at the time of purchase, or if unrated, determined to be of comparable credit quality by the Adviser and/or PineBridge Investments LLC, the Fund’s sub-adviser (the “Sub-Adviser”).
Strategy Portfolio Concentration [Text]	The Fund may invest up to 10% of its net assets in affiliated or non-affiliated ETFs. The Fund may invest a portion of its assets in cash or other short-term instruments, such as money market instruments or money market funds, while deploying new capital, for liquidity management purposes, managing redemptions, or for defensive purposes, including navigating unusual market conditions.
VanEck CLO ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that normally invests at least 80% of its total assets in investment grade-rated debt tranches of collateralized loan obligations (“CLOs”) of any maturity. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes. Investment grade CLO securities are rated inclusive and above BBB- by S&P Global Ratings or Baa3 Moody’s Investors Service, Inc. (or equivalent rating issued by a nationally recognized statistical rating organization (“NRSRO”)), or if unrated, determined to be of comparable credit quality by the Adviser and/or PineBridge Investments LLC, the Fund’s sub-adviser (the “Sub-Adviser”). The Fund will not invest in any CLO equity security or in any CLO debt security rated below BB-/Ba3 or if unrated, determined to be of comparable credit quality by the Adviser and/or the Sub-Adviser. The Fund’s 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days’ prior written notice to shareholders. This percentage limitation applies at the time of the investment.
For purposes of the Fund’s investment policies, CLOs are trusts that are typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans, and including “covenant lite” loans, which have few or no financial maintenance covenants. CLOs may also hold debt securities rated below investment grade. The Fund is actively managed and does not seek to track the performance of any particular index.
The Fund intends to invest primarily in CLO securities that are U.S. dollar denominated. However, the Fund may from time to time invest up to 30% of its net assets in CLO securities that are denominated in foreign currencies. To the extent the Fund invests in non-U.S. dollar denominated securities, it may seek to hedge its exposure to foreign currency to U.S. dollars, as described more fully below.
The Fund may purchase CLO securities both in the primary (e.g., purchased directly from the issuer) and secondary markets. The Sub-Adviser uses a bottom-up analysis to select CLO investments which considers several factors, including an assessment of the CLO manager, the CLO’s underlying collateral, performance under various stress scenarios and an analysis of the CLO’s documentation and structural terms. The Fund’s portfolio is constructed using this bottom-up security-level analysis, combined with a top-down overlay which incorporates the Sub-Adviser’s credit views as well as risk factor positioning.
The Fund may invest in derivatives in order to seek to mitigate risks associated with the Fund’s existing portfolio of CLOs. Derivatives are instruments that have a value derived from, or directly linked to, an underlying asset, such as fixed-income securities, interest rates, currencies, or market indices. The Fund currently expects that its use of derivatives will be limited to currency forward contracts or futures contracts to hedge certain foreign currency exposure. Forward contracts involve the purchase or sale of a specific quantity of a commodity, government security, foreign currency, or other asset at a specified price, with delivery and settlement at a specified future date. Forward contracts may be used by the Fund for hedging purposes to protect against uncertainty in the level of future foreign currency exchange rates, such as when the Fund anticipates purchasing or selling a foreign security. For example, this technique would allow the Fund to “lock in” the U.S. dollar price of the security. Forward contracts may also be used to attempt to protect the value of the Fund’s existing holdings of foreign securities.
The Fund may invest up to 10% of its net assets in affiliated or non-affiliated ETFs. The Fund may invest a portion of its assets in cash or other short-term instruments, such as money market instruments or money market funds, while deploying new capital, for liquidity management purposes, managing redemptions, or for defensive purposes, including navigating unusual market conditions.
The Fund is classified as a non-diversified fund under the Investment Company Act of 1940, as amended (the “Investment Company Act of 1940”) and, therefore, may invest a greater percentage of its assets in a particular issuer.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund is an actively managed exchange-traded fund (“ETF”) that normally invests at least 80% of its total assets in investment grade-rated debt tranches of collateralized loan obligations (“CLOs”) of any maturity. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes. Investment grade CLO securities are rated inclusive and above BBB- by S&P Global Ratings or Baa3 Moody’s Investors Service, Inc. (or equivalent rating issued by a nationally recognized statistical rating organization (“NRSRO”)), or if unrated, determined to be of comparable credit quality by the Adviser and/or PineBridge Investments LLC, the Fund’s sub-adviser (the “Sub-Adviser”).
Strategy Portfolio Concentration [Text]	The Fund may invest up to 10% of its net assets in affiliated or non-affiliated ETFs. The Fund may invest a portion of its assets in cash or other short-term instruments, such as money market instruments or money market funds, while deploying new capital, for liquidity management purposes, managing redemptions, or for defensive purposes, including navigating unusual market conditions.
VanEck China Bond ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes. The Index is calculated by FTSE Russell Ltd., (the “Index Provider”), and is entirely comprised of fixed-rate, Renminbi (“RMB”)-denominated bonds issued in the People’s Republic of China (“China” or the “PRC”) by Chinese credit, governmental and quasi-governmental (e.g., policy banks) issuers (“RMB Bonds”) with a maturity of 0-10 years. Credit RMB Bonds must have an “investment grade” rating by Standard & Poor’s or Moody’s Investors Service to be included in the Index. With respect to governmental bonds, which do not have a credit rating requirement, the Index Provider selects sovereign bonds issued by the PRC. With respect to quasi-governmental bonds, which do not have a credit rating requirement, the Index Provider currently selects policy bank bonds issued by China Development Bank, the Agricultural Development Bank of China, and the Export-Import Bank of China, which are state-owned banks responsible for financing economic and trade development and state invested projects. As of
December 31, 2025, the Index was comprised of 580 bonds of 56 issuers. The Fund’s 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days’ prior written notice to shareholders.
The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Index. Unlike many investment companies that try to “beat” the performance of a benchmark index, the Fund does not try to “beat” the Index and does not take temporary defensive positions that are inconsistent with its investment objective of seeking to replicate the Index. Because of the practical difficulties and expense of purchasing all of the securities in the Index, the Fund does not purchase all of the securities in the Index. Instead, the Adviser utilizes a “sampling” methodology in seeking to achieve the Fund’s objective. As such, the Fund may purchase a subset of the bonds in the Index in an effort to hold a portfolio of bonds with generally the same risk and return characteristics of the Index.
The Fund seeks to achieve its investment objective by primarily investing in RMB Bonds through Bond Connect.
The Fund is classified as a non-diversified fund and, therefore, may invest a greater percentage of its assets in a particular issuer. The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Index concentrates in an industry or group of industries. As of December 31, 2025, each of the financials, government, energy and utilities sectors represented a significant portion of the Fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes.
Strategy Portfolio Concentration [Text]	The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Index concentrates in an industry or group of industries. As of December 31, 2025, each of the financials, government, energy and utilities sectors represented a significant portion of the Fund.
VanEck ChiNext Innovators ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes. The ChiNext Index is a free-float adjusted index intended to track the performance of the 100 largest and most liquid stocks listed and trading on the ChiNext Market of the Shenzhen Stock Exchange (the “ChiNext Market”). The ChiNext Index is comprised of China A-shares (“A-shares”).
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[1] Prior to May 1, 2026, the Fund's name was VanEck® ChiNext ETF.
As of December 31, 2025, the ChiNext Index included 100 securities of companies with a market capitalization range of between approximately $2.24 billion and $238.45 billion and a weighted average market capitalization of $68.11 billion. The ChiNext Index may include securities of medium-capitalization companies. The Fund’s 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days’ prior written notice to shareholders.
The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the ChiNext Index by investing in a portfolio of securities that generally replicates the ChiNext Index. Unlike many investment companies that try to “beat” the performance of a benchmark index, the Fund does not try to “beat” the ChiNext Index and does not seek temporary defensive positions that are inconsistent with its investment objective of seeking to replicate the ChiNext Index.
The Fund will seek to achieve its investment objective by primarily investing directly in A-shares. A-shares are issued by companies incorporated in the People’s Republic of China (“China” or the “PRC”). A-shares are traded in renminbi (“RMB”) on the Shenzhen or Shanghai Stock Exchanges. The A-share market in China is made available to domestic PRC investors and foreign investors through the Shanghai-Hong Kong Stock Connect Program and the Shenzhen-Hong Kong Stock Connect Program (together, “Stock Connect”). The Fund intends to invest directly in A-shares via Stock Connect, as described below. Stock Connect is a securities trading and clearing program between the Shanghai and Shenzhen Stock Exchanges, the Stock Exchange of Hong Kong Limited, China Securities Depository and Clearing Corporation Limited (“CSDCC”) and Hong Kong Securities Clearing Company Limited (“HKSCC”). Stock Connect is designed to permit mutual stock market access between mainland China and Hong Kong by allowing investors to trade and settle shares on each market via their local exchanges. Other exchanges in China may participate in Stock Connect in the future. Purchases of A-shares through Stock Connect are subject to a daily quota at the market-level and can only be utilized on a first-come-first-serve basis. Once the daily quota is exceeded, buy orders will be rejected. Accordingly, the Fund's investments in A-shares via Stock Connect will be subject to the abovementioned daily quota limits on daily net purchases.
The Fund may become non-diversified as defined under the Investment Company Act of 1940, as amended, (the “Investment Company Act of 1940”), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the ChiNext Index. This means that the Fund may invest a greater percentage of its assets in a limited number of issuers than would be the case if the Fund were always managed as a diversified management investment company. The Fund intends to be diversified in approximately the same proportion as the ChiNext Index. Shareholder approval will not be sought when the Fund crosses from diversified to non-diversified status due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Fund.
The Fund may concentrate its investments in a particular industry or group of industries to the extent that the ChiNext Index concentrates in an industry or group of industries. As of December 31, 2025, each of the industrials and information technology sectors represented a significant portion of the Fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index.
Strategy Portfolio Concentration [Text]	The Fund may concentrate its investments in a particular industry or group of industries to the extent that the ChiNext Index concentrates in an industry or group of industries. As of December 31, 2025, each of the industrials and information technology sectors represented a significant portion of the Fund.
VanEck CMCI Commodity Strategy ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its total assets in instruments that derive their value from the performance of the Index, as described below. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes. In seeking to replicate the Index, the Fund invests in (i) commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity futures contracts and options on futures contracts that provide economic exposure to the investment returns of the commodities markets, as represented by the Index and its constituents, and in (ii) bonds, debt securities and other fixed income instruments (“Fixed Income Instruments”) issued by various U.S. public- or private-sector entities.
The Fund seeks to track the returns of the Index by entering into swap contracts, which contracts will rise and fall in value in response to changes in the value of the Index. As of the date of this prospectus, UBS AG, London (“UBS”) was the only available counterparty with which the Fund may enter into such swap contracts on the Index. Additionally, the Fund may enter into commodity index linked notes and may also seek to gain exposure to the individual commodity components of the Index by investing in futures contracts that comprise the Index.
Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. A commodity-linked derivative is a derivative instrument whose value is linked to the movement of a commodity, commodity index, commodity option or futures contract. The value of commodity-linked derivative instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments.
The Index is a rules-based, composite benchmark index which represents a basket of commodity futures contracts with 29 commodity components, as of February 28, 2026, from the following five sectors: energy, precious metals, industrial metals, agriculture and livestock. The Index includes multiple futures contracts for each of the 29 commodity components with maturities ranging from three months up to a maximum of about three years, assuming there is sufficient liquidity for each futures contract at each maturity. To be included in the Index, the commodity futures contracts must meet liquidity requirements and trade on exchanges in eligible countries. In terms of liquidity, the Index requires that eligible futures contracts generally be available for trading by market participants and daily settlement prices be publicly available. The Index considers various liquidity metrics such as open interest, which represents the total value of contracts held by market participants, and market volumes, which measure the total value traded for each futures contract. Eligible exchanges generally consist of those in countries that are deemed by the Index provider to have an adequate system of law and regulation and trading in the country is conducted in a manner that is consistent with the general requirements for inclusion in the Index.
The selection and relative weightings of the components of the Index are designed to reflect the economic significance and market liquidity of each commodity. The Index considers various economic indicators (including, but not limited to, GDP and consumer and producer price indexes) and global consumption data, as well as liquidity considerations, to determine the commodity sectors’ weights.
The maturity of each commodity component in the Index remains fixed at a predefined time interval at all times by means of a continuous rolling process, in which a weighted percentage of shorter dated contracts for each commodity are swapped for longer dated contracts on a daily basis. In summary, the Index is a total return index which reflects not only the returns on the futures contracts comprising the Index as described above, but also the returns of a fixed income portfolio that is intended to represent the collateral for the Index’s commodity components. The return of this fixed income component of the Index is based on the Secured Overnight Fund Rate (“SOFR”) as published by the New York Federal Reserve Bank every business day.
The Index is currently rebalanced monthly back to the target weightings of the commodity components of the Index and the target weightings of all commodity components are revised once per year.
The Fund will invest in certain commodity-linked derivative instruments through a subsidiary (the “Subsidiary”), an exempted limited company organized under the laws of the Cayman Islands. The Subsidiary is wholly owned and controlled by the Fund and is advised by the Adviser. The Fund intends to invest no more than 25% of the Fund's total assets in the Subsidiary at each quarter end of the Fund's tax year. The Fund's investment in the Subsidiary generally provides the Fund with exposure to commodity-linked derivative instruments within the limits of the federal tax laws, which limit the ability of investment companies like the Fund to invest directly in such instruments. The Subsidiary has the same investment objective as the Fund and will follow the same general investment policies and restrictions except that, unlike the Fund, it may invest without limit in commodity-linked derivative instruments.
Consistent with its stated investment objective, the derivative instruments in which the Fund and the Subsidiary primarily intend to invest are instruments linked to commodity indices, such as the Index, and instruments linked to the value of a particular commodity or commodity futures contract, or a subset of commodities or commodity futures contracts. These instruments may specify exposure to commodity futures with different roll dates, reset dates or contract months than those specified by a particular commodity index. As a result, the commodity-linked derivatives component of the Fund’s portfolio may deviate from the returns of any particular commodity index. The Fund or the Subsidiary may over-weight or under-weight its exposure to a particular commodity index, or a subset of commodities, such that the Fund has greater or lesser exposure to that index than the value of the Fund’s net assets, or greater or lesser exposure to a subset of commodities than is represented by a particular commodity index.
Assets not invested in commodity-linked derivative instruments or the Subsidiary may be invested in Fixed Income Instruments.
The Fund expects to invest its assets in any one or more of the following Fixed Income Instruments to provide liquidity, serve as margin or otherwise collateralize the Fund’s investments in certain commodity-linked derivative instruments: U.S. Treasuries, other U.S. government obligations, money market funds and funds that invest in short-term bonds, cash and cash-like equivalents (e.g., high quality commercial paper and similar instruments that are rated investment grade or, if unrated, of comparable quality, as the Adviser determines), mortgage-backed securities issued or guaranteed by U.S. government agencies, instrumentalities or sponsored enterprises of the U.S. government (whether or not the securities are U.S. government securities), municipal debt securities, Treasury inflation-protected securities, and repurchase agreements.
Except as noted, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of its Subsidiary. The Fund complies with the provisions of the Investment Company Act of 1940, governing investment policies (Section 8) and capital structure and leverage (Section 18) on an aggregate basis with the Subsidiary. The Subsidiary will comply with the Investment Company Act of 1940 provisions governing affiliated transactions and custody of assets.
The Fund is classified as a non-diversified fund under the Investment Company Act of 1940 and, therefore, may invest a greater percentage of its assets in a particular issuer. As further described in the Statement of Additional Information, the Fund may not purchase any security if, as a result of that purchase, 25% or more of its total assets would be invested in securities of issuers having their principal business activities in the same industry, except that the Fund may invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries if the Index concentrates in an industry or group of industries.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	As further described in the Statement of Additional Information, the Fund may not purchase any security if, as a result of that purchase, 25% or more of its total assets would be invested in securities of issuers having their principal business activities in the same industry, except that the Fund may invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries if the Index concentrates in an industry or group of industries.